Income Taxes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Dec. 22, 2017	Dec. 21, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
US federal corporate income tax rate	21.00%	35.00%	25.00%	25.00%	25.00%
Percentage of changes in deferred tax assets and liabilities	21.00%
Deferred tax valuation allowances	$ 86.0
Valuation allowance for deferred tax assets			$ 200.0
(Decrease) increase in valuation allowance, impacting effective tax rate			(32.0)	$ 15.0
Decrease in valuation allowance, not impacting effective tax rate			103.0	16.0
Decrease in valuation allowances primarily releted to return to provision adjustments			17.0
Foreign net operating loss carryforwards			324.0
U.S federal net operating loss carryforwards			603.0
Accrued taxes payable on earnings			24.0
Undistributed earnings of subsidiaries			306.0
Additional unrecognized deferred income tax liabilities			0.4
Liabilities recorded for payment of tax-related interest and penalties			$ 24.0	$ 20.0	$ 16.0
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Percentage of changes in deferred tax assets and liabilities			3.00%	(25.00%)	(51.00%)
Net operating loss carryforwards, valuation allowance			$ 67.0
Foreign Country [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year			2018
Foreign Country [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year			2020
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
Percentage of changes in deferred tax assets and liabilities			(18.00%)	49.00%	64.00%
Net operating loss carryforwards, valuation allowance			$ 127.0
Domestic Country [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year			2030
Domestic Country [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year			2037
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, valuation allowance			$ 20.0
State net operating loss carryforward			$ 309.0
State and Local Jurisdiction [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year			2018
State and Local Jurisdiction [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year			2037
Expire in the years 2018 to 2020 [Member]
Operating Loss Carryforwards [Line Items]
Foreign net operating loss carryforwards			$ 19.0
Domestic Plans [Member]
Operating Loss Carryforwards [Line Items]
Decrease in valuation allowance related to utilization in net operating loss carry forwards			45.0
Net operating loss carryforwards			130.0
Increase attributable to unbenefited losses				$ 42.0
Increase in valuation allowance related to non-NOL movement			5.0
Decrease in valuation allowances related to tax reform			86.0
Malaysia [Member]
Operating Loss Carryforwards [Line Items]
Decrease in valuation allowance related to utilization in net operating loss carry forwards			2.0
Net operating loss carryforwards			8.0
Reduction in income tax expense related to tax holiday			$ 7.0	0.2
Income tax holiday, effective date			Which is effective through December 31, 2020
Income tax holiday period			5 years
Income tax holiday, description			We operate under a tax holiday in Malaysia, effective through December 31, 2020, which may be extended for an additional five years if we satisfy certain requirements.
Income tax holiday, income tax benefits on net income per share (diluted)			$ 0.03
Kuwait, Mexico, and U.K [Member]
Operating Loss Carryforwards [Line Items]
Increase attributable to unbenefited losses			$ 10.0
Mexico [Member]
Operating Loss Carryforwards [Line Items]
Decrease in valuation allowance related to utilization in net operating loss carry forwards				18.0
Net operating loss carryforwards				60.0
Saudi Arabia [Member]
Operating Loss Carryforwards [Line Items]
Decrease in valuation allowance related to utilization in net operating loss carry forwards				9.0
Canada [Member]
Operating Loss Carryforwards [Line Items]
Decrease in valuation allowance due to expiration of carrybacks of tax losses				8.0
Louisiana [Member]
Operating Loss Carryforwards [Line Items]
Decrease in valuation allowance due to expiration of losses				4.0
U.K. [Member]
Operating Loss Carryforwards [Line Items]
Decrease in valuation allowances related to tax reform				2.0
Decrease in valuation allowance due to expiration of losses				$ 2.0